Fair Value of Financial Assets and Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities

3. Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2015 and December 31, 2014 and indicate the level of the fair value hierarchy utilized to determine such fair value:

	Fair Value Measurements as of March 31, 2015 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$12,461	$—	$12,461
Marketable securities:
United States treasury notes	—	10,022	—	10,022
Agency bonds	—	44,878	—	44,878

Total	$—	$67,361	$—	$67,361

	Fair Value Measurements as of December 31, 2014 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$29,103	$—	$29,103
Agency bonds	—	7,599	—	7,599
Marketable securities:
United States treasury notes	—	10,026	—	10,026
Agency bonds	—	27,409	—	27,409

Total	$—	$74,137	$—	$74,137

As of March 31, 2015 and December 31, 2014, the Company’s cash equivalents that were invested in money market funds were valued based on Level 2 inputs. During the three months ended March 31, 2015, there were no transfers between Level 1 and Level 2.

3. Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2014 and 2013 and indicate the level of the fair value hierarchy utilized to determine such fair value:

	Fair Value Measurements as of December 31, 2014 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$29,103	$—	$29,103
Agency bonds	—	7,599	—	7,599
Marketable securities:
United States treasury notes	—	10,026	—	10,026
Agency bonds	—	27,409	—	27,409

Total	$—	$74,137	$—	$74,137

	Fair Value Measurements as of December 31, 2013 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$17,272	$—	$17,272

Liabilities:
Liability for preferred stock warrants	$—	$—	$254	$254

During the years ended December 31, 2014, 2013 and 2012, there were no transfers between Level 1, Level 2 and Level 3.

The warrant liability in the table above is comprised of the values of warrants for the purchase of Series A, B and D redeemable convertible preferred stock and was based on significant inputs not observable in the market, which represented a Level 3 measurement within the fair value hierarchy. The Company’s valuation of the redeemable convertible preferred stock warrants utilized the Black-Scholes option-pricing model, which incorporates assumptions and estimates to value the preferred stock warrants. The Company assessed these assumptions and estimates on a quarterly basis as additional information impacting the assumptions was obtained. Changes in the fair value of the redeemable convertible preferred stock warrants were recognized in the statements of operations.

Related to the valuation of the warrants, the quantitative elements associated with the Company’s Level 3 inputs impacting fair value measurement included the fair value per share of the underlying Series A, Series B and Series D redeemable convertible preferred stock, the remaining contractual term of the warrants, risk-free interest rate, expected dividend yield, and expected volatility of the price of the underlying preferred stock. The Company determined the fair value per share of the underlying preferred stock by taking into consideration its most recent sales of its redeemable convertible preferred stock as well as additional factors that the Company deemed relevant. The Company historically has been a private company and lacked company-specific historical and implied volatility information of its stock. Therefore, it estimated its expected stock volatility based on the historical volatility of publicly traded peer companies for a term equal to the remaining contractual term of the warrants. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the warrants. The Company estimated a 0% dividend yield based on the expected dividend yield and the fact that the Company has never paid or declared dividends.

The following table provides a rollforward of the aggregate fair values of the Company’s preferred stock warrants for which fair value was determined by level 3 inputs:

Balance, January 1, 2012	$219
Increase in fair value	49

Balance, December 31, 2012	268
Decrease in fair value	(14)

Balance, December 31, 2013	254
Issuance of Series D-1 warrants	326
Increase in fair value	380
Conversion of preferred stock warrants to common stock warrants (see Note 8)	(960)

Balance, December 31, 2014	$—